Supplement dated June 30, 2025
to the following initial summary prospectus(es):
Nationwide Advisory Retirement Income Annuity New York dated May 1, 2025
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
Effective July 25, 2025, Nationwide is making the following updates:
I. The following investment options are available to those Contract Owners that elect the Nationwide Lifetime Income Rider Plus Empire Advisory optional benefit:
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II)
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
II. Changes to the Group A and Group B allocation limitations under the Custom Choice Asset Rebalancing Service for Contract Owners that elect the Nationwide Lifetime Income Rider Plus Empire Advisory optional benefit; and
III. Changes to the investment options that comprise Groups A, B, and C under the Custom Choice Asset Rebalancing Service for Contract Owners that elect the Nationwide Lifetime Income Rider Plus Empire Advisory optional benefit.
Accordingly, the following changes apply to the initial summary prospectus:
(1) The Income Benefit Investment Options section under Appendix: Underlying Mutual Funds Available Under the Contract is deleted in its entirety and replaced with the following:
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	Nationwide Lifetime Income Rider Plus Empire Advisory
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II)	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II)	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II)	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II)	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II)	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire Advisory
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II)	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II)	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II)	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II)	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X
Custom Choice Asset Rebalancing Service	X
(2) The Custom Asset Rebalancing Service Investment Options section under Appendix: Underlying Mutual Funds Available Under the Contract is deleted in its entirety and replaced with the following:
Custom Choice Asset Rebalancing Service Investment Options
Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.
For Contract Owners who elect the following optional benefit:
Nationwide Lifetime Income Rider Empire Advisory
Group A	0% - 100%
Group B	0% - 100%
Group C	0% - 10%
Total	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
Alger Capital Appreciation Portfolio: Class I-2 Shares		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A		X
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Underlying Mutual Fund	Group A	Group B	Group C
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A		X
American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4		X
American Funds Insurance Series® - American High-Income Trust: Class 4		X
American Funds Insurance Series® - Asset Allocation Fund: Class 4		X
American Funds Insurance Series® - Capital Income Builder®: Class 4		X
American Funds Insurance Series® - Global Growth Fund: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - Growth Fund: Class 4		X
American Funds Insurance Series® - Growth-Income Fund: Class 4		X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - The Bond Fund of America: Class 4	X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III		X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F		X
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F		X
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2		X
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class		X
DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio:
Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VA Equity Allocation
Portfolio: Institutional Class)
X
DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio)	X
DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation
Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VA Global
Moderate Allocation Portfolio: Institutional Class)
X
DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Small Portfolio)		X
DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Value Portfolio)		X
DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio)	X
DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio)		X
DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio)		X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
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Underlying Mutual Fund	Group A	Group B	Group C
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
First Eagle Variable Funds - Overseas Variable Fund		X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares		X
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)	X
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	X
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares		X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares		X
John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II		X
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC	X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MFS® Variable Insurance Trust - MFS Growth Series: Service Class		X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II		X
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Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
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Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I)		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I		X
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class		X
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class		X
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class		X
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class		X
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Underlying Mutual Fund	Group A	Group B	Group C
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class		X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	X
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
Rydex Variable Trust - Financial Services Fund		X
Rydex Variable Trust - Telecommunications Fund		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II		X
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S		X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S		X
Vanguard Variable Insurance Fund - Balanced Portfolio		X
Vanguard Variable Insurance Fund - Capital Growth Portfolio		X
Vanguard Variable Insurance Fund - Diversified Value Portfolio		X
Vanguard Variable Insurance Fund - Equity Income Portfolio		X
Vanguard Variable Insurance Fund - Equity Index Portfolio		X
Vanguard Variable Insurance Fund - Global Bond Index Portfolio		X
Vanguard Variable Insurance Fund - Growth Portfolio		X
Vanguard Variable Insurance Fund - High Yield Bond Portfolio		X
Vanguard Variable Insurance Fund - International Portfolio		X
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio		X
Vanguard Variable Insurance Fund - Real Estate Index Portfolio		X
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio	X
Vanguard Variable Insurance Fund - Small Company Growth Portfolio		X
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	X
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio		X
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio		X
Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II)		X
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